Summary of Significant Accounting Policies and Practices (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) ¥ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) ¥ / shares
Translation adjustments	$ 2,459,256		$ 1,741,696		$ 1,478,667
Historical rate | ¥ / shares		¥ 6.38		¥ 6.52		¥ 6.98
Average translation rates | ¥ / shares		¥ 6.45		¥ 6.90		¥ 6.89
Allowance for the doubtful accounts	6,394,429	¥ 6,394,429	565,793	¥ 565,793	1,467,374	¥ 1,467,374
Allowance for the doubtful accounts, Other receivables	13,665,255	13,665,255	32,937	32,937	42,676	¥ 42,676
Allowance for doubtful accounts prepayments	1,487,210	¥ 1,487,210	147,631	¥ 147,631
Impairment for long-lived assets	14,632,931		0		0
Impairment charges on investments	0		0		0
Shipping and handling costs	25,892		38,025		125,640
Advertising costs	3,494,507		2,763		31,176
Government subsidies	$ 99,948		$ 28,623		221,467
Dilutive shares | shares	7,463,213		1,305,380
Employee benefits	$ 104,287		$ 23,235		$ 81,118
Xunpusen (Xiamen) Technology Co. Ltd.
Gain on disposal	683,688
Xiamen Jiuqiao Technology [Member]
Gain on disposal	811,269
Shenyang Qimengxing Trading Co., Ltd.
Gain on disposal	$ 1,012